Investment in joint venture - Disclosure of Gold price assumptions (Details) - Asanko Gold Mine (AGM) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Investment In Joint Venture [Line Items]
Gold price (per ounce) assumption, 2023	$ 1,750
Gold price (per ounce) assumption, 2024	1,750
Gold price (per ounce) assumption, 2025-2027	1,700
Gold price (per ounce) assumption, Long-term	1,650
Gold price (per ounce) assumption, Weighted Average	$ 1,685